S-K 1603(b) Conflicts of Interest	Apr. 10, 2026
Sponsor, Affiliates and Promoters
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	There may be actual or potential material conflicts of interest between our sponsor, its affiliates or promoters
Investors
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	investors in this offering on the other hand